Income taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase	$ 31,500	$ 3,500
Valuation Allowance Deferred Tax Assets Increase Continuing Operations	28,400
Valuation Allowance Deferred Tax Assets Increase paid in capital	3,100
Net change in total valuation allowance	31,500	3,500
Pre-tax income (loss) from company's operations	(106,420)	(16,007)	$ (13,534)
Income tax expense (benefit)	169	(83)	(39)
Unrecognized tax benefits	717	81	$ 45
Unrecognized Tax Benefits, Period Increase (Decrease)	0	0
Unrecognized tax benefits impact effective income tax rate	200	100
Income Tax Interest and Penalties Accrued	0	$ 0
R&D [Member]
Income Tax Contingency [Line Items]
Tax Credit Carryforward, Amount	$ 800
Tax Credit Carryforward, Expiration Date	Jan. 01, 2038
State [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 67,500
Operating Loss Carryforwards, Expiration Date	Jan. 01, 2034
NOL carryback refund	$ 67,500
Federal [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	141,700
NOL carryback refund	$ 141,700